UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of unsecured debentures and term loans, net

As at December 31,		2020		2019
	Maturity Date	Amortized Cost (1)	Principal issued and outstanding	Amortized Cost (1)	Principal issued and outstanding
2021 Debentures	July 5, 2021	$249,870	$250,000	$249,646	$250,000
2023 Debentures	November 30, 2023	399,066	400,000	398,746	400,000
2027 Debentures	June 4, 2027	497,179	500,000	—	—
2030 Debentures	December 18, 2030	497,060	500,000	—	—
2024 Term Loan	December 19, 2024	235,419	235,949	239,153	239,816
2026 Term Loan	December 11, 2026	299,528	300,000	299,449	300,000
		$2,178,122	$2,185,949	$1,186,994	$1,189,816
(1)
The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are recorded in interest expense.

As at December 31,	2020	2019
Unsecured Debentures and Term Loans, Net
Non-current	$1,928,252	$1,186,994
Current	249,870	—
	$2,178,122	$1,186,994

Schedule of cross currency interest rate swaps

As at December 31,	2020	2019
Financial asset at fair value
2027 Cross Currency Interest Rate Swap	$28,676	$—
Financial liabilities at fair value
2021 Cross Currency Interest Rate Swap	$16,953	$3,630
2023 Cross Currency Interest Rate Swap	36,540	24,298
2030 Cross Currency Interest Rate Swap	10,545	—
2024 Cross Currency Interest Rate Swap	25,370	1,202
2026 Cross Currency Interest Rate Swap	24,856	1,235
	$114,264	$30,365

As at December 31,	2020	2019
Financial liabilities at fair value
Non-current	$97,311	$30,365
Current	16,953	—
	$114,264	$30,365